Matthews Emerging Markets Discovery Active ETFSeptember 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 99.8%
	Shares	Value
India: 26.0%
Bandhan Bank, Ltd.[a,b]	669,962	$1,223,967
Cartrade Tech, Ltd.[c]	20,555	567,209
Radico Khaitan, Ltd.	14,337	466,318
Inox Wind, Ltd.[c]	191,525	302,510
Phoenix Mills, Ltd.	16,278	285,176
UNO Minda, Ltd.	17,790	260,232
Netweb Technologies India, Ltd.	6,030	247,784
Shriram Finance, Ltd.	34,709	240,844
BlackBuck, Ltd.[c]	30,063	210,908
Action Construction Equipment, Ltd.	16,225	196,004
Rainbow Children’s Medicare, Ltd.	11,178	170,713
Senco Gold, Ltd.	41,520	160,607
GE Vernova T&D India, Ltd.	4,540	151,378
Ola Electric Mobility, Ltd.[c]	203,747	130,685
Avalon Technologies, Ltd.[a,b,c]	10,136	115,203
Amber Enterprises India, Ltd.[c]	1,168	106,409
Bharti Hexacom, Ltd.	4,997	93,413
Finolex Cables, Ltd.	6,534	60,157
Total India		4,989,517

China/Hong Kong: 16.9%
Legend Biotech Corp. ADR[c]	25,454	830,055
Zhihu, Inc. ADR[c]	78,138	396,160
Full Truck Alliance Co., Ltd. ADR	29,686	385,027
Medlive Technology Co., Ltd.[a,b]	151,000	253,465
Tongcheng Travel Holdings, Ltd.[b]	71,600	211,660
Silergy Corp.	21,000	177,768
Xtep International Holdings, Ltd.	177,000	132,857
Flat Glass Group Co., Ltd. H Shares	83,000	121,187
China Conch Venture Holdings, Ltd.	80,000	112,796
Hongfa Technology Co., Ltd. A Shares	29,340	108,511
Centre Testing International Group Co., Ltd. A Shares	58,200	105,143
Kingsoft Corp., Ltd.	22,400	99,672
Kanzhun, Ltd. ADR[c]	4,073	95,145
Ever Sunshine Services Group, Ltd.[b]	362,000	84,214
Beijing Capital International Airport Co., Ltd. H Shares[c]	230,000	82,181
Central China Securities Co., Ltd. H Shares[b]	166,000	58,886
Total China/Hong Kong		3,254,727

Taiwan: 14.6%
Elite Material Co., Ltd.	14,000	562,701
Gold Circuit Electronics, Ltd.	32,000	457,248
AURAS Technology Co., Ltd.	12,000	330,730
Wiwynn Corp.	3,000	326,301
M31 Technology Corp.	19,600	292,605
Fortune Electric Co., Ltd.	9,800	186,817
Andes Technology Corp.[c]	17,000	171,238
Poya International Co., Ltd.	7,250	111,564
Yageo Corp.	18,000	100,400
Formosa Sumco Technology Corp.	30,000	99,908
Phison Electronics Corp.	4,000	92,657
AP Memory Technology Corp.	6,000	67,032
Total Taiwan		2,799,201

South Korea: 12.8%
Hugel, Inc.[c]	3,890	837,304
Eugene Technology Co., Ltd.	9,846	490,528

	Shares	Value
HD Hyundai Co., Ltd.	3,238	$358,637
C&C International Co., Ltd.	7,746	224,974
BGF Retail Co., Ltd.	1,950	150,102
SNT Holdings Co., Ltd.[c]	2,199	114,099
SNT Dynamics Co., Ltd.	2,159	111,255
BNK Financial Group, Inc.	7,941	82,577
iM Financial Group Co., Ltd.	8,369	82,076
Solus Advanced Materials Co., Ltd.	3,022	16,499
Total South Korea		2,468,051

Brazil: 7.2%
Grupo SBF SA	189,800	463,314
YDUQS Participacoes SA	166,600	404,178
Vivara Participacoes SA	54,900	294,419
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	340,900	220,842
Total Brazil		1,382,753

Vietnam: 3.5%
Mobile World Investment Corp.	74,700	219,631
Military Commercial Joint Stock Bank	220,057	218,167
FPT Corp.	55,085	193,851
Nam Long Investment Corp.	27,200	41,376
Total Vietnam		673,025

South Africa: 2.5%
We Buy Cars Holdings, Ltd.	134,433	431,526
Old Mutual, Ltd.	73,651	56,991
Total South Africa		488,517

Poland: 2.5%
InPost SAc	39,416	483,979
Total Poland		483,979

Philippines: 2.0%
GT Capital Holdings, Inc.	26,560	262,634
Security Bank Corp.	103,280	126,704
Total Philippines		389,338

Greece: 1.7%
Piraeus Financial Holdings SA	38,609	327,267
Total Greece		327,267

Mexico: 1.6%
Gentera SAB de CV	118,300	306,454
Total Mexico		306,454

Georgia: 1.4%
TBC Bank Group PLC	4,497	275,158
Total Georgia		275,158

Turkey: 1.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	99,312	233,111
Total Turkey		233,111

Chile: 1.1%
Parque Arauco SA	52,143	131,992

Matthews Emerging Markets Discovery Active ETFSeptember 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Banco de Credito e Inversiones SA	978	$43,227
Aguas Andinas SA Class A	50,941	19,337
Lundin Mining Corp.	900	13,428
Total Chile		207,984

Panama: 1.0%
Banco Latinoamericano de Comercio Exterior SA E Shares	4,043	185,857
Total Panama		185,857

Cyprus: 0.9%
Theon International PLC	4,433	169,285
Total Cyprus		169,285

Indonesia: 0.9%
PT Mitra Adiperkasa Tbk	1,394,900	94,165
PT GoTo Gojek Tokopedia Tbk[c]	22,695,000	73,539
Total Indonesia		167,704

Bangladesh: 0.8%
BRAC Bank PLC	258,725	147,752
Total Bangladesh		147,752

United Kingdom: 0.8%
Baltic Classifieds Group PLC	34,946	145,843
Total United Kingdom		145,843

Saudi Arabia: 0.2%
Saudi Tadawul Group Holding Co.	432	23,730
Seera Group Holding[c]	2,763	21,366
Total Saudi Arabia		45,096

Argentina: 0.2%
Grupo Financiero Galicia SA ADR	1,271	35,029
Total Argentina		35,029

TOTAL COMMON EQUITIES		19,175,648
(Cost $17,153,064)
SHORT-TERM INVESTMENTS: 0.4%
	Shares	Value
Money Market Funds: 0.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.04%[d]	74,877	$74,877
(Cost $74,877)

Total Investments: 100.2%		19,250,525
(Cost $17,227,941)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.2%)		(47,584)
Net Assets: 100.0%		$19,202,941

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $1,592,635, which is 8.29% of net assets.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Non-income producing security.
d	Rate shown is the current yield as of September 30, 2025.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).